ICON Bond Fund
FUND SUMMARIES ICON BOND FUND
Investment Objective/Goals
Seeks maximum total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 35 of the Fund’s prospectus, and in “Sales Charge” on page 58 in the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ICON Bond Fund - USD ($)		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	4.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	0.85%	[2]	0.85%	none
Redemption Fee ($15 fee applicable for wire redemptions only)		none		none	none
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 0.85% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ICON Bond Fund		Class A	Class C	Class S
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	0.85%	none
Acquired Fund Fees and Expenses	[1]	0.15%	0.15%	0.15%
Other Expenses		0.51%	0.74%	0.31%
Total Annual Fund Operating Expenses	[1]	1.51%	2.34%	1.06%
Expense Reimbursements		(0.36%)	(0.59%)	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.15%	1.75%	0.90%
[1]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, acquired fund fees and expenses and extraordinary expenses) to an annual rate for Class A of 1.00%, an annual rate for Class C of 1.60%, and an annual rate of 0.75% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2017 for Class A and January 31, 2021 for Class C and Class S upon 30 days written notice of termination to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - ICON Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	587	896	1,227	2,162
Class C	263	551	949	2,416
Class S	92	287	498	1,213

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
ICON Bond Fund | Class C | USD ($)	178	551	949	2,416

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 153.17% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a valuation methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated bonds. These include corporate bonds, notes and debentures, as well as U.S. government and agency securities. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in investment-grade securities, although the Fund may invest up to 35% of its assets in securities with a lower rating by both S&P and Moodys. There is no limit on the Fund’s average maturity or on the maturity of any individual issues in the Fund.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Interest Rate Risk.  Bond prices tend to move inversely with changes in interest rates. For example, when interest rates rise, bond prices generally fall. Securities with longer maturities are more sensitive to changes in interest rates. Performance could also be affected if unexpected interest rate trends cause the Fund’s mortgage or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase maturity, also heightening interest rate risk. When interest rates fall, many mortgages are refinanced and mortgage-backed securities may be repaid early. As a result, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Credit Risk.  The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a bond can cause a bond’s price to fall, potentially affecting the Fund’s share price.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

High Yield Risk.  The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in less liquid securities may reduce the Fund’s returns because it may be unable to sell the less liquid security at an advantageous time or price.

Call Risk.  Some debt securities allow the issuer to repay the obligation early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. To the extent that the Fund holds callable securities and the issuer repays the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at current yields, which will likely be lower than those paid by the callable security that was paid off.

Government Agency Securities Risk.  Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Portfolio Turnover Risk.  The Fund is an actively managed mutual fund that buys and sells securities using a value-based quantitative methodology. ICON regularly evaluates the securities in its portfolio and rebalances the portfolio based on the value of the securities, industries, sectors and countries held by the Fund. Trading necessarily follows ICON’s active management style. Rebalancing the portfolio may require actively trading the Fund’s securities, which can lead to a Fund composition that deviates considerably from the Fund’s benchmark. Moreover, while ICON hopes its investors purchase for the long term, shareholders buy and sell securities and mutual funds for various reasons, which generally requires the Portfolio Manager to make buy and sell decisions daily, and thus to trade. Active trading generates transaction costs which, in turn, can affect performance. A portfolio with higher turnover may thus underperform a comparable portfolio with a lower turnover rate, if the Portfolio Manager’s decisions to trade based on value is not realized by the market.

Market Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity conditions, and credit quality of such sectors. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2009 6.49% Worst Quarter: Q3 2008 -4.16%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/15
Average Annual Total Returns - ICON Bond Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class C		Oct. 21, 2002	(1.12%)	2.31%	3.62%	3.86%
Class C | Return After Taxes on Distributions		Oct. 21, 2002	(2.29%)	0.73%	2.08%	2.37%
Class C | Return After Taxes on Distributions and Sale of Fund Shares		Oct. 21, 2002	(0.61%)	1.30%	2.30%	2.50%
Class C | Barclays Capital U.S. Universal Index Excluding Mortgage-Backed Securities (ex-MBS) (reflects no deduction for fees, expenses, or taxes)		Oct. 21, 2002	0.10%	3.67%	4.64%	5.03%
Class A	[1]	Sep. 30, 2010	(4.47%)	1.94%		1.63%
Class A | Barclays Capital U.S. Universal Index (ex-MBS) (reflects no deduction for fees, expenses, or taxes)	[1]	Sep. 30, 2010	0.10%	3.67%		3.18%
Class S		May 06, 2004	0.68%	3.21%	4.50%	4.34%
Class S | Barclays Capital U.S. Universal Index (ex-MBS) (reflects no deduction for fees, expenses, or taxes)		May 06, 2004	0.10%	3.67%	4.64%	4.71%
[1]	Class I merged with and into Class A effective January 23, 2012. Former Class I shareholder performance may differ.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.